Note 9 - Other Disclosures - Compensation of Key Management Personnel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Short-term employee benefits	€ 921	€ 1,317	€ 558
Share-based payments	1,138	1,898	5,829
Total compensation	€ 2,059	€ 3,215	€ 6,387